Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Interest payable	$ 5,788	$ 2,731
Customer refund	513	290
Accrued expenses	327	1,097
Issuance costs payable		1,250
Total accrued expenses and other payables	$ 6,628	$ 5,368